MATERIAL ACCOUNTING POLICIES - DEPRECIATION RATES (Details)	12 Months Ended
Dec. 31, 2023
Bottom of range | Industrial buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life depreciation rates (percent)	3.00%
Bottom of range | Plant, machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life depreciation rates (percent)	5.00%
Bottom of range | Other assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life depreciation rates (percent)	12.00%
Top of range | Industrial buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life depreciation rates (percent)	20.00%
Top of range | Plant, machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life depreciation rates (percent)	22.00%
Top of range | Other assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life depreciation rates (percent)	25.00%